ICAP Funds, Inc.
51 Madison Avenue
New York, NY 10010

December 22, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	ICAP Funds, Inc. File Nos. 33-86006 and 811-08850

Dear Sir or Madam:

Electronically transmitted via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 31 to the registration statement on Form N-1A of ICAP Funds, Inc. (the “Company”) under the 1933 Act and Amendment No. 32 to the Company’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being made for the purposes of: (i) making certain changes to the investment programs of certain series of the Company; (ii) making other changes to the Prospectuses and Statement of Additional Information of the series of the Company; and (iii) implementing the Company’s compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing.  Please contact the undersigned at (973) 394-4505 if you have any questions regarding this filing.

Very truly yours,

/s/ Thomas C. Humbert, Jr.